Other current and non-current non-financial assets - Movements in Assets for Exploration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current And Non-Current Non-Financial Assets
Opening balance	$ 44,023	$ 26,752	$ 17,883
Changes
Additions	12,002	11,341	8,071
Reclassifications from/to short-term (inventory)	1,049	(465)	83
Amortization of ground studies	(2,131)	(2,421)	(1,360)
Reclassification from construction in progress	2,515	8,816	2,075
Total changes	13,435	17,271	8,869
Ending balance	$ 57,458	$ 44,023	$ 26,752